Related Parties Transactions (Details) - Schedule of Related Parties of the Company with whom Transactions	12 Months Ended
Dec. 31, 2022
BioFirst Corporation (the "BioFirst") [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Entity controlled by controlling beneficiary shareholder of YuanGene
BioFirst (Australia) Pty Ltd. (the “BioFirst (Australia)”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene
Rgene Corporation (the “Rgene”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Shareholder of the Company; Entity controlled by controlling beneficiary shareholder of YuanGene; the Chairman of Rgene is Mr. Tsung-Shann Jiang
YuanGene Corporation (the “YuanGene”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Controlling beneficiary shareholder of the Company
AsiaGene Corporation (the “AsiaGene”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Shareholder; entity controlled by controlling beneficiary shareholder of YuanGene
Eugene Jiang [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Former President and Chairman
Keypoint Technology Ltd. (the “Keypoint’) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	The Chairman of Keypoint is Eugene Jiang’s mother.
Lion Arts Promotion Inc. (the “Lion Arts”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Shareholder of the Company
Yoshinobu Odaira (the “Odaira”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Director of the Company
GenePharm Inc. (the “GenePharm”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Dr. George Lee, Board Director of BioKey, is the Chairman of GenePharm.
Euro-Asia Investment & Finance Corp Ltd. (the “Euro-Asia”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Shareholder of the Company
LBG USA, Inc. (the “LBG USA”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene
LionGene Corporation (the “LionGene”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Shareholder of the Company; Entity controlled by controlling beneficiary shareholder of YuanGene
Kimho Consultants Co., Ltd. (the “Kimho”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Shareholder of the Company
The Jiangs [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Mr. Tsung-Shann Jiang, the controlling beneficiary shareholder of the Company; the Chairman of Rgene; the Chairman and CEO of the BioLite Holding Inc. and BioLite Inc. and the President and a member of board of directors of BioFirst Ms. Shu-Ling Jiang, Mr. Tsung-Shann Jiang’s wife, is the Chairman of Keypoint; and a member of board of directors of BioLite Inc. Mr. Eugene Jiang is Mr. and Ms. Jiang’s son. Mr. Eugene Jiang is the chairman, and majority shareholder of the Company and a member of board of directors of BioLite Inc. Mr. Chang-Jen Jiang is Mr. Tsung-Shann Jiang’s sibling and the director of the Company. Ms. Mei-Ling Jiang is Ms. Shu-Ling Jiang’s sibling.
Amkey Ventures, LLC (“Amkey”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	An entity controlled by Dr. George Lee, who serves as one of the board directors of BioKey, Inc
BioLite Japan [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Entity controlled by controlling beneficiary shareholder of ABVC
BioHopeKing Corporation [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Entity controlled by controlling beneficiary shareholder of ABVC
ABVC BioPharma (HK), Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	An entity 100% owned by Mr. Tsung-Shann Jiang